Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 6,301	$ 11,612	$ 13,991
Warranty assumed on acquisition	0	0	2,454
Warranty claims	(2,787)	(2,627)	(7,684)
Warranty accruals	2,112	1,232	1,493
Warranty liability	(1,443)	(2,949)	0
Impact of foreign exchange changes	758	(967)	1,358
Balance, end of year	4,941	6,301	11,612
Less: Current portion	(2,800)	(3,529)	(5,499)
Long-term portion	$ 2,141	$ 2,772	$ 6,113